-------------------------------------

             UBS
             U.S. EQUITY
             FUND
             ---------
             UBS
             Private Investor
             Funds, Inc.

             Semi-Annual Report
             June 30, 1997

--------------------------------------

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS U.S. Equity Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's semi-annual report for the six months ended June 30, 1997. This report contains a letter from the portfolio manager discussing the performance of the Fund for the six months ended June 30, 1997 including an economic overview. In addition, it includes a complete set of financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds:

       Bring you the expertise of The Private Bank's professional money managers

       Make available global investment perspective and knowledge

       Place a high priority on financial stability and preservation of wealth

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of a prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

This semi-annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

For the second quarter the UBS U.S. Equity Fund (the 'Fund') returned 14.04% versus 17.46% for the S&P 500 and 14.47% for the S&P/Barra Value Index. The average Growth & Income fund returned 14.28% for the second quarter according to Lipper Analytical. For the six months ended June 30, 1997, the Fund is up 15.92% versus 20.61% for the S&P 500, 16.49% for the S&P/Barra Value Index and 15.52% for the average Growth & Income fund according to Lipper Analytical.

Growth of a $10,000 Investment
(Hypothetical -- Past performance is not an indication of future results.)

This chart provides a comparison of the Fund's performance to that of the S&P 500 Index. This chart compares total returns (which includes changes in share price and reinvestment of all dividends and capital gains) of a hypothetical $10,000 investment made on April 2, 1996 (commencement of operations) and held through June 30, 1997.



    [GRAPH]

             UBS U.S.   S&P 500
DATE       EQUITY FUND   INDEX
------     -----------  -------
4/2/96      $10,000     $10,000
4/30/96       9,813      10,024
5/31/96       9,957      10,281
6/30/96       9,971      10,320
7/31/96       9,609       9,864
8/31/96       9,651      10,072
9/30/96      10,084      10,639
10/30/96     10,273      10,933
11/30/96     10,962      11,759
12/31/96     10,874      11,527
1/31/97      11,177      12,247
2/28/97      11,572      12,343
3/31/97      11,053      11,836
4/30/97      11,497      12,542
5/31/97      12,195      13,306
6/30/97      12,605      13,902


Average Annual Total Return:

                                                                                   UBS
                                                                               U.S. EQUITY      S&P 500
                                                                                  FUND           INDEX
                                                                               -----------    -----------

1 year ended June 30, 1997..................................................      26.42%         34.71%
April 2, 1996 (commencement of operations) through
  June 30, 1997.............................................................      20.41%         30.25%

MARKET OVERVIEW
The first quarter was relatively 'normal' with the S&P 500 returning 2.68% (which still put it in the top quartile of managers in the Callan universe) and progressing at a reasonable and sustainable annual rate of about 10% -- 'normal' in other words. Investors were still concerned about further Fed tightening; and most investors sat back, ready for a volatile ride during Q2.

It was volatile all right -- but generally speaking the market (as measured by the S&P 500 Index) went straight up: 5.97% in April, 6.09% in May and 4.48% in June. Volatility doubled (over recent years) and returned to normal with the standard deviation of daily price change increasing to 15%.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

We have been singing the supply and demand song for quite a while now, arguing that while the fundamentals also support a strong market there is a secondary force working in investors' favor and that is a declining supply of stock in an environment of increasing demand.

There is also the matter of the S&P 500 yield which is hovering at an historic low. It is important to note that if you look back a bit to say 1969, this yield was at similar levels if you factor in the net contraction of supply in the market which gets the adjusted S&P yield closer to 3%. If you then consider the low levels of inflation (approximately 2.5% for the CPI), it is possible to feel some comfort at these levels -- provided there are attractive, fundamentally sound companies to buy. Looking back at market price/earnings ratios in similar inflation environments the range is 18 - 22 times earnings and the current multiple on 97 earnings is at the low end of the range at about 19x.

Dividend actions provided mixed messages during the second quarter with the number of increases slowing and the number of decreases slowing. It is difficult to determine why managements did not increase their dividends as much as they did in 1996. It could be that managements are not feeling as much pressure to do so as investors are satisfied with the hefty capital gains they have been realizing over the last three years. Or it could be that the managements do not believe that these earnings levels are sustainable and they do not want to raise dividends to a level that they will not be able to support in the future. Since the decline in dividend increases is only three months old and is coming off an historical high we will have to wait and continue to research this potentially disturbing piece of news.

And, yes, you've probably guessed it, we are still finding attractive companies to invest in. During the second quarter, Anheuser Busch, First Union Bank and Eastman Kodak entered the buy range -- companies that have not been attractive in our Value Plus strategy for many years. There are still well over 150 stocks in the S&P 500 that are undervalued which is well above the approximately 90 S&P 500 stocks that were attractive in 1987 prior to the correction, and the 138 attractive stocks at the end of last year.

The second quarter was driven by more of the same. Financial, technology and pharmaceuticals continued to outperform the market while utilities and oils underperformed. Bigger continued to be better in the quarter and the first half of the year. The five largest stocks beat the market during the first two quarters and the best performers were Microsoft (54.3%); Eli Lilly (50.9%); Bristol-Myers Squibb (49.6%) -- our largest holding -- and Wal-Mart (49.3%).

VALUE PLUS STRATEGY

We have continued our research based focus on high quality, undervalued securities and it continues to pay off. Even with the S&P 500 turning in a very strong 20.61% for the first half of the year, our Ten Largest Holdings in the UBS U.S. Equity Portfolio (the 'Portfolio') returned 23.7% in the same period, outperforming the market by over 300 basis points.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

The ten largest holding at the end of the second quarter were as follows:

                                                                                                              QUARTER
                                                                                                   % OF        PRICE
                                           COMPANY                                               PORTFOLIO    CHANGE
----------------------------------------------------------------------------------------------   ---------    -------

Bristol-Myers Squibb Co.......................................................................       5.8%       37.3%
American Home Products Corp...................................................................       5.3        30.5
Philip Morris Companies, Inc..................................................................       5.2        16.3
Mellon Bank Corp. ............................................................................       5.0        24.1
Minnesota Mining & Manufacturing..............................................................       4.8        20.8
Bell Atlantic Corp............................................................................       4.6        24.9
Weyerhaeuser Co...............................................................................       4.5        16.5
H. J. Heinz Co................................................................................       4.4        16.8
General Mills Co..............................................................................       3.9         4.8
J.P. Morgan & Co. Inc.........................................................................       3.8         6.2
                                                                                                 ---------
     TOTAL....................................................................................      47.3%
                                                                                                 ---------
                                                                                                 ---------
     YTD WEIGHTED PRICE CHANGE................................................................      23.7%
     YTD S&P 500..............................................................................      20.6%

The Portfolio benefited from significant holdings in two industry groups -- pharmaceuticals and financials. Pharmaceutical stocks continued their relentless outperformance again during the second quarter with the exception of Pharmacia & Upjohn. Bristol-Myers and American Home Products (two of our largest holdings) significantly outperformed the market along with Baxter International, yet despite continued strength the stocks are still not in the sell range (although they are getting close). Weakness in Pharmacia & Upjohn has provided the opportunity to add to holdings; and the new CEO is already making the right long-term changes. The stock has strengthened from recent lows but is still undervalued.

The bank and insurance stocks also contributed nicely to portfolio returns with Mellon, U.S. Bancorp and BankAmerica outperforming the market handily. Our two insurance holdings, American General Corporation and Marsh & McLennan Companies also turned in better than market performance.

Individual holdings also providing relative outperformance during the quarter (in addition to the ten largest holdings) were Pitney Bowes, Weyerhaeuser, Bell Atlantic and SBC Communications.

Oil stocks couldn't keep up with the pace of the market during quarter two, turning in disappointing results but giving us the opportunity to add selectively to holdings. Our decision to be significantly underweighted in the electric utilities has continued to be a good decision for the Portfolio. Deregulation continues to plague these stocks with uncertainty. Add to that sluggish earnings growth (exacerbated by weather) and virtually no dividend growth, and we continue to think that there are much more attractive places to invest our shareholders' money. The S&P Electric Utility industry group returned 3.7% for the second quarter, once again significantly underperforming the market.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

Finally, it wouldn't be a report from the Fund if we didn't spend a few minutes on Philip Morris. The company split the stock three for one during the second quarter and participated in the 'landmark tobacco settlement' announced shortly before quarter end. For the year to date the stock has matched the market performance in capital change but slightly outperformed with income. It still sells at a significant discount to the market multiple and provides strong long-term growth from these levels.

Nancy Tengler
Portfolio Manager

------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving a portion of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is an unmanaged index broadly representative of the U.S. stock market.

UBS U.S. Equity Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio, at
  value.............................................................................     $19,652,620
Receivable from Funds services agent................................................           4,714
Deferred organization expenses and other assets.....................................         106,913
                                                                                         -----------
          Total Assets..............................................................      19,764,247
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           1,725
Other accrued expenses..............................................................          17,546
                                                                                         -----------
          Total Liabilities.........................................................          19,271
                                                                                         -----------

NET ASSETS..........................................................................     $19,744,976
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         159,808
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................         $123.55
COMPOSITION OF NET ASSETS:                                                               -----------
                                                                                         -----------
Shares of common stock, at par......................................................     $       160
Additional paid-in capital..........................................................      16,700,826
Net unrealized appreciation of investments..........................................       2,786,419
Accumulated undistributed net investment income.....................................         178,812
Accumulated undistributed net realized gains........................................          78,759
                                                                                         -----------
          Net Assets................................................................     $19,744,976
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS U.S. Equity Fund
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Investment Income and Expenses from UBS Investor Portfolios
  Trust -- UBS U.S. Equity Portfolio
     Dividends.........................................................    $234,867
     Interest..........................................................       9,615
                                                                           --------
          Investment income............................................                  $  244,482
     Total expenses....................................................      72,954
     Less: Fee waiver..................................................     (40,835)
                                                                           --------
     Net expenses......................................................                      32,119
                                                                                         ----------
Net Investment Income from UBS Investor Portfolios Trust -- UBS U.S.
  Equity Portfolio.....................................................                     212,363

EXPENSES
Shareholder service fees...............................................      17,879
Administrative services fees...........................................       4,219
Reports to shareholders expense........................................      11,057
Amortization of organization expenses..................................       9,717
Audit fees.............................................................       5,434
Transfer agent fees....................................................       5,200
Legal fees.............................................................       4,837
Registration fees......................................................       3,952
Fund accounting fees...................................................       3,840
Directors' fees........................................................       2,976
Miscellaneous expenses.................................................       1,696
                                                                           --------
     Total expenses....................................................      70,807
     Less: Fee waiver and expense reimbursements.......................     (37,218)
                                                                           --------
     Net expenses......................................................                      33,589
                                                                                         ----------
     Net investment income.............................................                     178,774
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  UBS INVESTOR PORTFOLIOS TRUST -- UBS U.S. EQUITY PORTFOLIO
Net realized gain on securities transactions...........................                      79,126
Net change in unrealized appreciation of investments...................                   2,101,523
                                                                                         ----------
Net realized and unrealized gain on investments from
  UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio...........                   2,180,649
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                  $2,359,423
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.

UBS U.S. Equity Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                SIX MONTHS
                                                                                   ENDED          APRIL 2, 1996*
                                                                               JUNE 30, 1997          THROUGH
                                                                                (UNAUDITED)      DECEMBER 31, 1996
                                                                               -------------     -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income......................................................     $    178,774        $   157,796
Net realized gain on securities transactions...............................           79,126             13,685
Net change in unrealized appreciation of investments.......................        2,101,523            684,896
                                                                               -------------     -----------------
Net increase in net assets resulting from operations.......................        2,359,423            856,377
                                                                               -------------     -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................           (1,119)          (156,639)
Net realized gains.........................................................          (14,052)          --
                                                                               -------------     -----------------
Total dividends and distributions to shareholders..........................          (15,171)          (156,639)
                                                                               -------------     -----------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...........................................       10,200,929         13,752,890
Net asset value of shares issued to shareholders in reinvestment of
  dividends and distributions..............................................           14,711            156,639
Cost of shares redeemed....................................................       (2,280,612)        (5,168,571)
                                                                               -------------     -----------------
Net increase in net assets from transactions in shares of common stock.....        7,935,028          8,740,958
                                                                               -------------     -----------------
NET INCREASE IN NET ASSETS.................................................       10,279,280          9,440,696
NET ASSETS:
Beginning of period........................................................        9,465,696             25,000
                                                                               -------------     -----------------
End of period (including undistributed net investment income of $178,812
  and $1,157, respectively)................................................     $ 19,744,976        $ 9,465,696
                                                                               -------------     -----------------
                                                                               -------------     -----------------

------------------------

* Commencement of operations.

See notes to financial statements.

UBS U.S. Equity Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                 ENDED            APRIL 2, 1996*
                                                                             JUNE 30, 1997            THROUGH
                                                                              (UNAUDITED)        DECEMBER 31, 1996
                                                                             -------------       -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period.....................................       $106.70               $100.00
                                                                             -------------       -----------------
Income from investment operations:
     Net investment income...............................................          1.13                  2.05
     Net realized and unrealized gain on investments.....................         15.84                  6.69
                                                                             -------------       -----------------
     Total income from investment operations.............................         16.97                  8.74
                                                                             -------------       -----------------

Less dividends and distributions to shareholders:
     Dividends from net investment income................................         (0.01)                (2.04)
     Distributions from net realized gains...............................         (0.11)              --
                                                                             -------------       -----------------
     Total dividends and distributions...................................         (0.12)                (2.04)
                                                                             -------------       -----------------

Net asset value, end of period...........................................       $123.55               $106.70
                                                                             -------------       -----------------
                                                                             -------------       -----------------
Total return.............................................................         15.92%(1)              8.74%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)............................       $19,745               $ 9,466
     Ratio of expenses to average net assets(2)..........................          0.92%(3)              0.90%(3)
     Ratio of net investment income to average net assets(2).............          2.50%(3)              3.04%(3)

------------------------

* Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.09% (annualized) and 2.65% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.

UBS U.S. Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS U.S. Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1997, the Company included three other funds, UBS Bond Fund, UBS International Equity Fund and UBS Institutional International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS U.S. Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (49.8% at June 30, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the

UBS U.S. Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by UBS, FFDI and IBT. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. Prior to March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') provided overall administrative services and general office facilities. As compensation for such services, the Company had agreed to pay Signature a fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature did not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1997, the administrative services fee amounted to $4,219.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement effective March 13, 1997, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement. Prior to March 13, 1997, Signature served as the distributor of Fund shares. Signature did not receive any additional fees for services provided as the distributor.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the shareholder service fee amounted to $17,879, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses. For the period January 1, 1997 through June 5, 1997, the Fund's total operating expenses were limited to an annual rate of 0.90% of the Fund's average daily net assets. Effective June 6, 1997, this expense limitation was increased to 1.00% of the Fund's average daily net assets. For the six months ended June 30, 1997, UBS reimbursed the Fund for expenses totaling $19,339 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

UBS U.S. Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                         SIX MONTHS
                                                            ENDED         PERIOD FROM APRIL 2, 1996
                                                        JUNE 30, 1997    (COMMENCEMENT OF OPERATIONS)
                                                         (UNAUDITED)      THROUGH DECEMBER 31, 1996
                                                        -------------    ----------------------------

Shares subscribed....................................       91,364                  137,339
Shares issued to shareholders in reinvestment of
  dividends and distributions........................          136                    1,465
Shares redeemed......................................      (20,404)                 (50,342)
                                                        -------------            ----------
Net increase in shares outstanding...................       71,096                   88,462
                                                        -------------            ----------
                                                        -------------            ----------

UBS U.S. Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                       SECURITY DESCRIPTION                                         VALUE
-------   ------------------------------------------------------------------------------------------   -----------
          COMMON STOCK -- 98.8%
          BANKING & FINANCIAL INSTITUTIONS -- 15.6%
  5,600   BankAmerica Corp. ........................................................................   $   361,550
 15,800   Corestates Financial Corp. ...............................................................       849,250
 14,350   J. P. Morgan & Co. Inc. ..................................................................     1,497,781
 43,600   Mellon Bank Corp. ........................................................................     1,967,450
 17,700   U.S. Bancorp..............................................................................     1,135,013
  5,900   Wachovia Corp. ...........................................................................       344,044
                                                                                                       -----------
                                                                                                         6,155,088
                                                                                                       -----------
          CHEMICALS -- 3.8%
  8,090   Dow Chemical Company......................................................................       704,841
 20,800   Witco Corp. ..............................................................................       789,100
                                                                                                       -----------
                                                                                                         1,493,941
                                                                                                       -----------
          CONSUMER FOODS -- 8.1%
 23,070   General Mills Co. ........................................................................     1,502,434
 36,775   H. J. Heinz Co. ..........................................................................     1,696,247
                                                                                                       -----------
                                                                                                         3,198,681
                                                                                                       -----------
          COSMETICS -- 2.2%
 17,410   International Flavors & Fragrances........................................................       879,205
                                                                                                       -----------
          DIVERSIFIED -- 1.2%
 13,000   Fortune Brands Inc. ......................................................................       485,063
                                                                                                       -----------
          DRUGS & PHARMACEUTICALS -- 15.4%
 26,860   American Home Products Corp. .............................................................     2,054,790
 14,700   Baxter International......................................................................       768,075
 27,900   Bristol-Myers Squibb Co. .................................................................     2,259,900
 28,477   Pharmacia & Upjohn Inc. ..................................................................       989,576
                                                                                                       -----------
                                                                                                         6,072,341
                                                                                                       -----------
          INSURANCE -- 4.0%
 17,100   American General Corp. ...................................................................       816,525
 10,900   Marsh & McLennan Cos. Inc. ...............................................................       777,988
                                                                                                       -----------
                                                                                                         1,594,513
                                                                                                       -----------
          LUMBER, PAPER & BUILDING SUPPLIES -- 6.3%
 14,500   Union Camp Corp. .........................................................................       725,000
 34,100   Weyerhaeuser Co. .........................................................................     1,773,198
                                                                                                       -----------
                                                                                                         2,498,198
                                                                                                       -----------
          MANUFACTURING -- 7.3%
 20,000   Cooper Industries Inc. ...................................................................       995,000
 18,510   Minnesota Mining & Manufacturing..........................................................     1,888,020
                                                                                                       -----------
                                                                                                         2,883,020
                                                                                                       -----------
          OFFICE EQUIPMENT AND SUPPLIES -- 2.9%
 16,350   Pitney Bowes, Inc.........................................................................     1,136,325
                                                                                                       -----------

------------------------
See notes to financial statements.

UBS U.S. Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                       SECURITY DESCRIPTION                                         VALUE
-------   ------------------------------------------------------------------------------------------   -----------
          PETROLEUM PRODUCTION & SALES -- 8.6%
  9,100   Amoco Corporation.........................................................................   $   791,131
 15,500   Atlantic Richfield Co. ...................................................................     1,092,750
 12,700   Chevron Corporation.......................................................................       939,006
  5,120   Texaco Inc. ..............................................................................       556,800
                                                                                                       -----------
                                                                                                         3,379,687
                                                                                                       -----------
          RETAIL -- 3.5%
 18,620   J. C. Penney Company, Inc. ...............................................................       971,731
  8,600   May Department Stores.....................................................................       406,350
                                                                                                       -----------
                                                                                                         1,378,081
                                                                                                       -----------
          TELECOMMUNICATIONS -- 13.7%
  9,800   Ameritech Corp. ..........................................................................       665,788
 23,400   Bell Atlantic Corp. ......................................................................     1,775,475
 30,650   GTE Corporation...........................................................................     1,344,769
 13,400   SBC Communications........................................................................       829,125
 20,600   US West Inc. .............................................................................       776,363
                                                                                                       -----------
                                                                                                         5,391,520
                                                                                                       -----------
          TOBACCO -- 5.1%
 45,350   Philip Morris Companies, Inc. ............................................................     2,012,406
                                                                                                       -----------
          UTILITIES -- 1.1%
  3,400   American Electric Power Inc. .............................................................       142,800
 10,750   Baltimore Gas And Electric................................................................       286,891
                                                                                                       -----------
                                                                                                           429,691
                                                                                                       -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 98.8%
    (COST $32,800,276)..............................................................................    38,987,760
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%.......................................................       477,017
                                                                                                       -----------
NET ASSETS -- 100.0%................................................................................   $39,464,777
                                                                                                       -----------
                                                                                                       -----------

------------------------
Note: Based upon the cost of investments of $32,800,276 for Federal Income Tax purposes at June 30, 1997, the aggregate gross unrealized appreciation and depreciation was $7,575,019 and $1,387,535, respectively, resulting in net unrealized appreciation of $6,187,484.

See notes to financial statements.

UBS U.S. Equity Portfolio
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $32,800,276)............................................     $38,987,760
Cash................................................................................         408,995
Dividends and interest receivable...................................................         110,206
Deferred organization expenses and other assets.....................................          21,548
                                                                                         -----------
          Total Assets..............................................................      39,528,509
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           6,701
Investment advisory fees payable....................................................           4,151
Other accrued expenses..............................................................          52,880
                                                                                         -----------
          Total Liabilities.........................................................          63,732
                                                                                         -----------

NET ASSETS..........................................................................     $39,464,777
                                                                                         -----------
                                                                                         -----------

NET ASSETS CONSIST OF:
  Paid-in capital for beneficial interests..........................................     $39,464,777
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS U.S. Equity Portfolio
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends..............................................................    $540,414
Interest...............................................................      22,454
                                                                           --------
     Investment income.................................................                  $  562,868
EXPENSES
Investment advisory fees...............................................      97,665
Administrative services fees...........................................       9,936
Audit fees.............................................................      19,701
Fund accounting fees...................................................      12,989
Custodian fees and expenses............................................      10,087
Legal fees.............................................................       5,513
Amortization of organization expenses..................................       4,478
Trustees' fees.........................................................       3,968
Insurance expense......................................................       1,291
Miscellaneous expenses.................................................       1,321
                                                                           --------
     Total expenses....................................................     166,949
     Less: Fee waiver..................................................     (93,514)
                                                                           --------
     Net expenses......................................................                      73,435
                                                                                         ----------
Net investment income..................................................                     489,433
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions...........................                     170,619
Net change in unrealized appreciation of investments...................                   4,513,149
                                                                                         ----------
Net realized and unrealized gain on investments........................                   4,683,768
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                  $5,173,201
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.

UBS U.S. Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED          APRIL 2, 1996*
                                                                    JUNE 30, 1997          THROUGH
                                                                     (UNAUDITED)      DECEMBER 31, 1996
                                                                    -------------     -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income............................................    $    489,433        $   432,121
Net realized gain on securities transactions.....................         170,619              1,679
Net change in unrealized appreciation of investments.............       4,513,149          1,674,335
                                                                    -------------     -----------------
Net increase in net assets resulting from operations.............       5,173,201          2,108,135
                                                                    -------------     -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions......................................      13,588,532         30,786,561
Value of withdrawals.............................................      (4,722,689)        (7,468,963)
                                                                    -------------     -----------------
Net increase in net assets from capital transactions.............       8,865,843         23,317,598
                                                                    -------------     -----------------

NET INCREASE IN NET ASSETS.......................................      14,039,044         25,425,733

NET ASSETS:
Beginning of period..............................................      25,425,733           --
                                                                    -------------     -----------------
End of period....................................................    $ 39,464,777        $25,425,733
                                                                    -------------     -----------------
                                                                    -------------     -----------------

------------------------

* Commencement of operations.

See notes to financial statements.

UBS U.S. Equity Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                     ENDED             APRIL 2, 1996*
                                                                 JUNE 30, 1997             THROUGH
                                                                  (UNAUDITED)         DECEMBER 31, 1996
                                                                 -------------        -----------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).................      $39,465                $25,426
     Average commission rate per share........................      $  0.06                $  0.06
     Ratio of expenses to average net assets(1)...............         0.45%(2)               0.91%(2)
     Ratio of net investment income to
       average net assets(1)..................................         3.01%(2)               3.07%(2)
     Portfolio turnover.......................................           17%                    19%

------------------------

* Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.57% (annualized) and 0.60% (annualized) for the respective periods.
(2) Annualized.

See notes to financial statements.

UBS U.S. Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS U.S. Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at their last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of such exchanges.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U. S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $30,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to

UBS U.S. Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, UBS voluntarily agreed to waive a portion of its investment advisory fee. Such waiver amounted to $93,514.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, the administrative services fee amounted to $9,936.

4. PURCHASES AND SALES OF INVESTMENTS
For the six months ended June 30, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $15,039,035 and $5,553,662, respectively.

-------------------------------------------------------------------------

                               UBS U.S. Equity Fund
                                  200 Clarendon St.
                            Boston, Massachusetts 02116




Investment Advisor                     Union Bank of Switzerland,
                                       New York Branch
                                       1345 Avenue of the Americas
                                       New York, NY 10105

Administrator                          Investors Bank & Trust Company
                                       200 Clarendon Street
                                       Boston, Massachusetts 02116


Distributor                            First Fund Distributors, Inc.
                                       4455 East Camelback Road
                                       Phoenix, Arizona 85018


Custodian and Transfer Agent           Investors Bank & Trust Company
                                       200 Clarendon Street
                                       Boston, Massachusetts 02116

The accompanying financial statements dated as of June 30, 1997 were not audited and, accordingly, no opinion is expressed on them.


-------------------------------------------------------------------------